Accounting Policies - Lower-of-Cost or Market Adjustments Pre-Tax Increase (Decrease) to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounting Policies [Line Items]
Lower of cost or market adjustment	$ (22.8)	$ (3.2)	$ (10.1)
Operating Revenues Non Utility | WGL
Accounting Policies [Line Items]
Lower of cost or market adjustment	(21.5)	(3.0)	(10.1)
Utility Cost Of Gas | Washington Gas Light Company
Accounting Policies [Line Items]
Lower of cost or market adjustment	$ (1.3)	$ (0.2)	$ 0.0